Pensions - Net pension liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 206	$ 214	$ 242
Losses (gains) from curtailment, settlement or plan amendment	3	20	15
Changes in notional contribution liability	56	55	51
Net pension liability	(2,774)	(2,990)
Asset recognised as non-current pension assets (funded plan)	1,093	831
Liability recognised as non-current pension liabilities (unfunded plans)	(3,867)	(3,820)
Actual return on assets	527	1
Funded Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations, beginning balance	4,359
Defined benefit obligations, ending balance	4,496	4,359
Unfunded Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations, beginning balance	3,817
Defined benefit obligations, ending balance	3,867	3,817
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations, beginning balance	8,176	8,286
Current service cost	206	214
Interest cost	263	182
Actuarial (gains) losses - Financial assumptions	(23)	174
Actuarial (gains) losses - Experience	6	(27)
Benefits paid	(236)	(219)
Losses (gains) from curtailment, settlement or plan amendment	0	(1)
Paid-up policies	(14)	(18)
Foreign currency translation	(71)	(469)
Changes in notional contribution liability	56	55
Defined benefit obligations, ending balance	8,363	8,176	8,286
Defined benefit plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets, beginning balance	5,187	5,687
Interest income	143	136
Return on plan assets (excluding interest income)	384	(135)
Company contributions	127	49
Benefits paid	(195)	(217)
Paid-up policies and personal insurance	(13)	(18)
Foreign currency translation	(44)	(315)
Fair value of plan assets, ending balance	$ 5,589	$ 5,187	$ 5,687